Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

On October 1, 2013, the Company purchased 2,439,024 shares of Fibrocell common stock at a price per share of $4.10 in a public offering conducted by Fibrocell.

On October 29, 2013, the Company purchased 2,857,143 shares of Ziopharm common stock at a price per share of $3.50 in a public offering conducted by Ziopharm.

16. Subsequent Events

The Company applies the provisions of ASC 855, Subsequent Events (“ASC 855”), which provides general standards of accounting for and disclosures of events that occur after the consolidated balance sheet date, but before consolidated financial statements are issued or are available to be issued. ASC 855 also requires entities to disclose the date through which subsequent events were evaluated as well as the rationale for why that date was selected. The Company evaluated subsequent events through May 10, 2013, the date on which the consolidated financial statements were originally issued, and through July 26, 2013, the date on which those consolidated financial statements were available to be reissued.

In January and February 2013, AquaBounty borrowed $200 and $100, respectively, on the promissory note with the Company.

On February 14, 2013, the Company entered into an ECC with AquaBounty with the intent to enhance productivity and develop products in aquaculture. The Company will be reimbursed for research and development services performed as provided for in the ECC agreement. In the event of product sales from a product developed from the ECC, the Company will receive 16.66% of quarterly gross profits for each product. Also, on February 14, 2013, three individuals designated by the Company, including an employee of the Company, were appointed to AquaBounty’s board of directors.

On March 1, 2013 and April 30, 2013, the Company issued Series F Redeemable Convertible Preferred Stock (“Series F”) for total gross proceeds of $150,000, net of $3,100 issuance costs, including $1,800 paid to a shareholder. The Series F has a stated value of $7.88 per share. In the event of liquidation, dissolution, or winding up of the Company, the Series F shareholders are entitled to be paid before any distributions are made to the shareholders of the Series Preferred. The holders of Series F shall be entitled to the number of votes on each matter submitted to a vote of the shareholders equal to the number of shares of common stock into which Series F shares could be converted. The holders of Series F shall be entitled to receive, when and if declared by the Board of Directors out of the retained earnings of the Company, dividends payable in cash or shares of common stock, at the rate of six percent per annum of the Series F stated value. The holders of Series F at any time may elect to convert all or any of their Series F into common stock, fully paid and nonassessable and free from all taxes, liens or charges. The shares of Series F shall be automatically converted info fully paid and nonassessable common stock upon the closing of a qualified IPO or at the election of the holders of a majority of the outstanding Series F. Series F converts to common stock on a one to one basis. Upon automatic conversion of Series F, cumulative dividends are converted to common stock at a price per share equal to the fair market value of a common share at the time of conversion. Any matter which requires approval of the Series Preferred, together with the Series F, shall require the approval of a majority of the outstanding Series Preferred together with the Series F. In conjunction with the issuance of Series F, the Company increased the number of authorized common shares to 185,000,000.

On March 15, 2013, the Company acquired 18,714,814 shares of AquaBounty for $4,907 in a private subscription offering increasing the Company’s ownership in AquaBounty to 53.82%, which requires consolidation by the Company as of March 15, 2013. In conjunction with this share purchase, AquaBounty repaid the $500 promissory note plus accrued interest in its entirety.

On March 29, 2013, the Company entered into an ECC with Ampliphi Biosciences Corporation (“Ampliphi”). The Company is entitled to receive 24,000,000 common shares of Ampliphi as a technology access fee. The Company will be reimbursed for research and development services performed as provided for in the ECC agreement. The Company is entitled to various milestone payments upon achievement of certain events and royalties in the event of product sales from products developed from the ECC.

On March 29, 2013, the Company entered into an ECC with Genopaver, LLC (“Genopaver”), an entity controlled by Third Security. The Company is entitled to receive $3,000 as a technology access fee. The Company will be reimbursed for research and development services as provided for in the ECC agreement. The Company is entitled to a royalty on the gross profits of product sales from a product developed from the ECC.

On April 16, 2013, the Company terminated its ECC with Synthetic Biologics in Field One. As a result of this termination, all licenses granted by the Company under the ECC for use in Field One reverted back to the Company.

On April 27, 2013, the Company entered into an ECC with Soligenix, Inc. (“Soligenix”). The Company is entitled to receive 1,034,483 common shares of Soligenix as a technology access fee. The Company will be reimbursed for research and development services performed as provided for in the ECC agreement. The Company is entitled to various milestone payments upon achievement of certain events and royalties in the event of product sales from products developed from the ECC.

Through April 30, 2013, the Company’s balance of equity securities has decreased approximately

$32,123 from the balance as of December 31, 2012, exclusive of equity securities received in 2013.

Effective July 26, 2013, the Company’s board of directors and shareholders approved a reverse stock split of 1-for-1.75 of the Company’s shares of common stock. Shareholders entitled to fractional shares as a result of the reverse stock split will receive a cash payment in lieu of receiving fractional shares. Shares of common stock underlying outstanding stock options and warrants were proportionately reduced and the respective exercise prices were proportionately increased in accordance with the terms of the agreements governing such securities.